Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 5,162,991	$ 1,990,203
Prepaid expenses	470,725	8,664
Other receivables	804,630	139,630
TOTAL CURRENT ASSETS	6,438,346	2,138,497
NON-CURRENT ASSETS
Exploration and evaluation assets	31,823,982	3,099,926
Property, plant and equipment	3,394,670
TOTAL NON-CURRENT ASSETS	35,218,652	3,099,926
TOTAL ASSETS	41,656,998	5,238,423
CURRENT LIABILITIES
Trade payables and accrued liabilities	4,025,716	580,486
Current portion of lease Liability	1,365,697
Promissory note	7,070,959
TOTAL CURRENT LIABILITIES	12,462,372	580,486
NON-CURRENT LIABILITIES
Vehicle financing	164,644
Provision for leave and severance	177,941
Lease liability	1,365,697
Deferred share units liability	298,000
Financial liability – warrant		8,974,901
TOTAL NON-CURRENT LIABILITIES	2,006,282	8,974,901
TOTAL LIABILITIES	14,468,654	9,555,387
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital – common	91,144,268	7,952,675
Share capital – preferred	31,516
Reserve	15,257,140	1,261,891
Deficit	(78,092,605)	(13,482,624)
Foreign currency translation reserve	(1,151,975)	(48,906)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIENCY)	27,188,344	(4,316,964)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 41,656,998	$ 5,238,423